Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Related Party Transactions

12.          Related Party Transactions

The Company enters into transactions with affiliates of Refinitiv which are considered to be related party transactions. The Company also enters into transactions with affiliates of the Bank Stockholders. Prior to the Reorganization Transactions, the Bank Stockholders were considered to be related parties of the Company. As a result of the Reorganization Transactions, they are no longer considered to be related parties. As a result, the related party transactions listed below include transactions with affiliates of Refinitiv for all periods presented and only includes transactions with affiliates of the Bank Stockholders for pre-IPO periods.

At June 30, 2019 and December 31, 2018, the following balances with such affiliates were included in the consolidated statements of financial condition in the following line items (in thousands):

	Successor	Successor
	June 30, 2019	December 31, 2018
Cash and cash equivalents	$—	$283,790
Receivables from brokers and dealers and clearing organizations	—	3,332
Deposits with clearing organizations	—	500
Accounts receivable	—	40,730
Receivable from affiliates	2,849	3,243
Other assets	—	9
Payable to brokers and dealers and clearing organizations	—	2,404
Deferred revenue	4,772	9,151
Payable to affiliates	6,004	5,009

The following balances with such affiliates were included in the consolidated statements of income in the following line items (in thousands):

	Successor		Predecessor
	Three Months Ended	Six Months Ended	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
Revenue:
Transaction fees (1)	$—	$59,643	$53,949	$106,867
Subscription fees (1)	—	5,670	5,961	11,181
Commissions (1)	—	16,186	11,505	23,136
Refinitiv market data fees (2)	13,385	27,001	12,081	24,318
Operating Income:(3)
Interest income	—	858	7	28

Expenses
Shared Services Fees (4) :
Technology and communications	740	1,480	740	1,480
General and administrative	191	371	180	360
Occupancy	155	310	155	310

(1)	For pre-IPO periods, represents fees and commissions from affiliates of the Bank Stockholders.
(2)

The Company maintains a market data license agreement with Refinitiv (TR in the predecessor period). Under the agreement, the Company delivers to Refinitiv certain market data feeds which Refinitiv redistributes to its customers. The Company earns license fees or royalties for these feeds.

(3)	For pre-IPO periods, represents interest income from money market funds invested with and savings accounts deposited with affiliates of the Bank Stockholders.
(4)

The Company maintains a shared services agreement with Refinitiv (TR in the predecessor period). Under the terms of the agreement, Refinitiv provides the Company with certain real estate, payroll, benefits administration, insurance, content, financial reporting and tax support.

The Company reimburses affiliates of Refinitiv (TR in the predecessor period) for expenses paid on behalf of the Company for various services including salaries and bonuses, marketing, professional fees, communications, data costs and certain other administrative services. For the three and six months ended June 30, 2019, the Company reimbursed such affiliates approximately $3,211,000 and $4,238,000, respectively, for these expenses. For the three and six months ended June 30, 2018, the Company reimbursed such affiliates approximately $6,258,000 and $28,408,000, respectively, for these expenses.

The Company is indemnified by Refinitiv for any tax liabilities that existed in the entity contributed by Refinitiv as a result of the Refinitiv Contribution.  At June 30, 2019, $2,722,000 is included in other assets on the June 30, 2019 consolidated statement of financial condition related to this indemnification.

During 2014, the Company issued Class A Shares and unvested Class P-1(A) Shares to some of the Bank Stockholders as a result of a $120,000,000 capital contribution.  In connection with this investment, employees invested $5,266,000 in the Company and were issued Class C Shares and unvested Class P-1(C) Shares.  Certain Class P-1(A) Shares and Class P-1(C) Shares vested on July 31, 2018, based on a formula determined by the Company’s new credit platforms’ revenues and any remaining unvested Class P-1(A) Shares and Class P-1(C) Shares were cancelled and as a result  no contingent consideration has been recognized related to these shares subsequent to that date.  The Company recognized contingent consideration for the three months and six months ended June 30, 2018 of $19,297,000 and $29,367,000, respectively, relating to these shares, which is included in net revenue on the consolidated statements of income.

Tradeweb Markets LLC
Entity Information [Line Items]
Related Party Transactions

14.         Related Party Transactions

The Company enters into transactions with affiliates of the Banks and Refinitiv. At December 31, 2018 and December 31, 2017, the following balances with such affiliates were included in the consolidated statements of financial condition in the following line items (in thousands):

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Cash and cash equivalents	$283,790	$234,107
Receivables from brokers and dealers and clearing organizations	3,332	—
Deposits with clearing organizations	500	500
Accounts receivable	40,730	27,163
Receivable from affiliates	3,243	375
Other assets	9	27
Payable to brokers and dealers and clearing organizations	2,404	—
Deferred revenue	9,151	5,106
Contingent consideration payable	—	129,393
Accounts payable, accrued expenses and other liabilities	—	2,555
Payable to affiliates	5,009	5,578

The Company maintains a shared services agreement with Refinitiv (TR in the predecessor periods). Under the terms of the agreement, Refinitiv provides the Company with certain real estate, payroll, benefits administration, insurance, content, financial reporting and tax support. For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company incurred shared services fees of $1,075,000,  $3,225,000,  $4,300,000 and $4,300,000 relating to this agreement, respectively. These fees are included in occupancy, technology and communications and general and administrative expenses in the consolidated statements of income.

The Company maintains a market data license agreement with Refinitiv (TR in the predecessor periods). Under the agreement, the Company delivers to Refinitiv certain market data feeds which Refinitiv redistributes to its customers. The Company earns license fees or royalties for these feeds. For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company earned $13,467,000,  $36,851,000,  $50,125,000 and $50,564,000, respectively, of revenue under this agreement.

The Company reimburses affiliates of Refinitiv (TR in the predecessor periods) for expenses paid on behalf of the Company for various services including salaries and bonuses, marketing, professional fees, communications, data costs and certain other administrative services. For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company reimbursed such affiliates approximately $3,837,000,  $28,736,000,  $38,361,000 and $34,350,000, respectively, for these expenses.

For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company earned approximately $90,845,000,  $211,234,000,  $232,436,000 and $211,743,000, respectively, of transaction, subscription and other fees from affiliates of the Banks.

For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company earned $17,000,  $34,000,  $40,000 and $80,000, respectively, of interest income from money market funds invested with and savings accounts deposited with affiliates of the Banks. Interest rates earned on the money market and savings accounts are comparable to rates offered to third parties.

The Company borrowed $29,285,000 from a subsidiary of TR under a convertible term note. Interest charged on the outstanding borrowings is the greater of LIBOR or 150 basis points, plus 300 basis points per annum, and is reset and payable quarterly. On May 5, 2017, TR converted all outstanding borrowings into 1,835 Class A Shares at the price of  $15,958 per share. During the years ended December 31, 2017 and 2016, the interest rate charged was 4.50% per annum. The Company paid and expensed interest on this note of  $455,000 and $1,339,000 in the years ended December 31, 2017 and 2016, respectively.

During 2014, the Company issued Class A Shares and unvested Class P-1(A) Shares to some of the Banks as a result of a $120,000,000 capital contribution.  In connection with this investment, employees invested $5,266,000 in the Company and were issued Class C Shares and unvested Class P-1(C) Shares.  Certain Class P-1(A) Shares and Class P-1(C) Shares vested on July 31, 2018, based on a formula determined by the Company’s new credit platforms’ revenues and any remaining unvested Class P-1(A) Shares and Class P-1(C) Shares were cancelled. The value of the vested Class P-1(A) Shares which are included in members’ capital is $150,495,000 and the value of the vested P-1(C) Shares which are included in employee equity compensation payable is $6,727,000. The Company recognized contingent consideration for January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, of $26,830,000,  $58,520,000 and $26,224,000, respectively, relating to these shares, which is included in net revenue on the consolidated statements of income. At December 31, 2017, $129,393,000 is included in contingent consideration payable on the consolidated statements of financial condition.